Cover Page	Feb. 01, 2019
Cover page.
Title of 12(b) Security	Common Stock
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	COMMVAULT SYSTEMS, INC.
Document Type	8-K/A
Entity Central Index Key	0001169561
Amendment Flag	false
Entity File Number	1-33026
Entity Tax Identification Number	22-3447504
Trading Symbol	CVLT
Security Exchange Name	NASDAQ
Document Period End Date	Feb. 01, 2019
Entity Address, Address Line One	1 Commvault Way
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	870-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false